SCHEDULE OF ROLLFORWARD OF INCOME TAX PAYABLE (Details) - Goodvision Inc [Member] - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
ScheduleOfRollForwardOfIncomeTaxPayableLineItem [Line Items]
Balance			$ 31,441
Current period income tax expense		$ (14,512)		$ (1,868)
Payments made			(800)
Balance	$ 30,641		$ 30,641